Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended	60 Months Ended	71 Months Ended	95 Months Ended	106 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000051979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		(2.50%)	(12.54%)				(4.54%)
C000051981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		(2.02%)	(12.44%)				(4.49%)
C000194069 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		9.93%	5.03%			5.19%
C000194068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Average Annual Return, Percent		10.11%	5.18%			5.32%
C000194070 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Average Annual Return, Percent		20.40%	8.70%			9.03%
C000194071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		20.26%	8.57%			8.90%
C000204566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		27.52%	8.44%		9.40%
C000204567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		19.98%	11.30%		14.74%
C000221977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		1.37%	(0.14%)	0.08%
C000263046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent	30.29%
Without Sales Load [Member] | C000051981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		(2.07%)	(12.40%)				(4.52%)
Without Sales Load [Member] | C000204566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		27.53%	8.46%		9.42%
Without Sales Load [Member] | C000204567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		19.97%	11.31%		14.75%
Without Sales Load [Member] | C000221977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		1.40%	(0.14%)	0.09%
Without Sales Load [Member] | C000263046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent	30.42%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent		1.84%	(0.29%)				1.42%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent		0.60%	(1.74%)			0.50%
FTSE Developed Net Tax Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed Net Tax Index
Average Annual Return, Percent		22.69%	11.80%			12.76%
FTSE Global All Cap ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Global All Cap ex US Index
Average Annual Return, Percent	22.07%	26.19%	9.20%		9.62%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		20.15%	11.70%		14.06%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%	(0.29%)	(0.28%)
Bloomberg U S Treasury STRIPS 20 30 Year Equal Par Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index
Average Annual Return, Percent		(1.89%)	(12.37%)				(4.47%)
Global Wellesley Income Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Wellesley Income Composite Index
Average Annual Return, Percent		10.53%	4.92%			5.33%
Global Wellington Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Wellington Composite Index
Average Annual Return, Percent		15.29%	7.85%			9.19%
FTSE Global All Cap ex US Choice Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Global All Cap ex US Choice Index
Average Annual Return, Percent		27.80%	8.55%		9.56%
FTSE US All Cap Choice Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE US All Cap Choice Index
Average Annual Return, Percent		20.07%	11.38%		14.84%
Bloomberg MSCI US Corporate SRI Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI US Corporate SRI Select Index
Average Annual Return, Percent		1.49%	(0.07%)	0.16%
FTSE Emerging ex China Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Emerging ex China Index
Average Annual Return, Percent	31.25%